Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
Schedule of Balance of Non-Controlling Interest

As of December 31, 2023 and 2024, the balance of non-controlling interest is as following.

Entity	As of December 31, 2023	As of December 31, 2024
	RMB	RMB	US$
TYPHK	(164,700)	(169,385)	(23,564)
JYD SHWL*	(1,434,739)	-	-
JYD YCKJ	(9,304,266)	(12,513,131)	(1,740,739)
JYD RHTD	3,227,031	1,188,534	165,341
JNT	-	(156,621)	(21,788)
FASTFLY	-	15,735	2,189
HYTX	-	(18,457)	(2,568)
YFB	-	762,237	106,037
Total	(7,676,674)	(10,891,088)	(1,515,092)

*	JYD SHWL was dissolved during the year ended December 31, 2024, which lead a RMB1,455,812 (US$202,522) reverse in non-controlling interest